Capital Management and Risk Policies - Summary of Maximum Exposure to Credit Risk on Assests (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Retail Portfolio | Gross Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	$ 1,056,765,272	$ 1,325,949,722	$ 1,496,126,042
Retail Portfolio | Gross Carrying amount | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	974,756,352	1,212,714,389	1,350,644,656
Retail Portfolio | Gross Carrying amount | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	25,983,438	35,794,556	36,938,393
Retail Portfolio | Gross Carrying amount | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	9,171,018	12,636,265	13,528,448
Retail Portfolio | Gross Carrying amount | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	7,842,736	14,129,903	9,428,290
Retail Portfolio | Gross Carrying amount | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	39,011,728	50,674,609	85,586,255
Retail Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	775,935,358	1,074,535,580
Retail Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	762,818,569	1,053,027,127
Retail Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	13,116,789	21,508,453
Retail Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	0
Retail Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	0
Retail Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	0
Retail Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	228,241,598	185,219,368
Retail Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	203,339,455	151,046,151
Retail Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	11,395,258	12,429,341
Retail Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	8,057,236	11,130,998
Retail Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	5,449,649	10,612,878
Retail Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	0
Retail Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	52,588,316	66,194,774
Retail Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	8,598,328	8,641,111
Retail Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,471,391	1,856,762
Retail Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,113,782	1,505,267
Retail Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	2,393,087	3,517,025
Retail Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	39,011,728	50,674,609
Retail Portfolio | Net Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	985,332,656	1,195,429,517	1,306,726,630
Loss allowance	(71,432,616)	(130,520,205)	(189,399,412)
Retail Portfolio | Net Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	760,833,703	1,031,561,434
Loss allowance	(15,101,655)	(42,974,146)
Retail Portfolio | Net Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	212,934,610	152,679,527
Loss allowance	(15,306,988)	(32,539,841)
Retail Portfolio | Net Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	11,564,343	11,188,556
Loss allowance	(41,023,973)	(55,006,218)
Retail like Portfolio
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	13,515,600	25,139,015	25,650,152	$ 41,402,347
Retail like Portfolio | Stage 1 | 12-month ECL
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	2,680,004	13,889,055	1,563,696	5,120,155
Retail like Portfolio | Stage 2 | Lifetime ECL
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	2,333,631	2,658,858	8,257,699	19,510,545
Retail like Portfolio | Stage 3 | Lifetime ECL
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	8,501,965	8,591,102	15,828,757	16,771,647
Retail like Portfolio | Gross Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	679,181,380	961,424,176	1,063,778,370
Retail like Portfolio | Gross Carrying amount | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	652,807,773	934,271,909	1,035,154,399
Retail like Portfolio | Gross Carrying amount | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	10,097,851	13,554,170	11,156,802
Retail like Portfolio | Gross Carrying amount | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	2,974,954	3,624,097	2,350,639
Retail like Portfolio | Gross Carrying amount | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	2,015,401	1,972,051	1,605,661
Retail like Portfolio | Gross Carrying amount | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	11,285,401	8,001,949	13,510,869
Retail like Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	555,690,733	898,362,426
Retail like Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	550,175,218	888,235,418
Retail like Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	4,842,926	10,127,008
Retail like Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	645,195	0
Retail like Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	27,394	0
Retail like Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	0
Retail like Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	107,383,252	49,368,217
Retail like Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	99,560,292	42,949,221
Retail like Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	4,451,498	2,382,424
Retail like Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,913,694	3,067,303
Retail like Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,457,768	969,269
Retail like Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	0
Retail like Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	16,107,395	13,693,533
Retail like Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	3,072,263	3,087,270
Retail like Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	803,427	1,044,738
Retail like Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	416,065	556,794
Retail like Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	530,239	1,002,782
Retail like Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	11,285,401	8,001,949
Retail like Portfolio | Net Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	665,665,780	936,285,161	1,038,128,218
Loss allowance	(13,515,600)	(25,139,015)	(25,650,152)
Retail like Portfolio | Net Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	553,010,729	884,473,371
Loss allowance	(2,680,004)	(13,889,055)
Retail like Portfolio | Net Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	105,049,621	46,709,359
Loss allowance	(2,333,631)	(2,658,858)
Retail like Portfolio | Net Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	7,605,430	5,102,431
Loss allowance	(8,501,965)	(8,591,102)
Wholesale Portfolio | Gross Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	4,135,113,182	2,834,961,466	3,122,801,864
Wholesale Portfolio | Gross Carrying amount | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,360,741	1,266,971	4,428,696
Wholesale Portfolio | Gross Carrying amount | A | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	4,131,519,490	2,830,702,618	3,117,071,671
Wholesale Portfolio | Gross Carrying amount | B1 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	2,232,951	2,991,877	1,301,497
Wholesale Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	4,056,209,449	2,815,090,330
Wholesale Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	0
Wholesale Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | A | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	4,056,209,449	2,815,090,330
Wholesale Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | B1 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	0
Wholesale Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	77,533,939	18,604,165
Wholesale Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | Default
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0
Wholesale Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		0
Wholesale Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | A | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	75,310,041	15,612,288
Wholesale Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | B1 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	2,223,898	2,991,877
Wholesale Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,369,794	1,266,971
Wholesale Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,360,741	1,266,971
Wholesale Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | A | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	0
Wholesale Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | B1 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	9,053	0
Wholesale Portfolio | Net Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	4,124,360,438	2,824,034,832	3,107,547,065
Loss allowance	(10,752,744)	(10,926,634)	(15,254,799)
Wholesale Portfolio | Net Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	4,048,556,369	2,806,336,185
Loss allowance	(7,653,080)	(8,754,145)
Wholesale Portfolio | Net Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	75,397,840	17,276,052
Loss allowance	(2,136,099)	(1,328,113)
Wholesale Portfolio | Net Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	406,229	422,595
Loss allowance	(963,565)	(844,376)
Naranja ECL
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	42,599,754	51,284,349	58,431,456	56,267,005
Naranja ECL | Stage 1 | 12-month ECL
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	25,015,691	24,520,830	34,441,321	33,947,653
Naranja ECL | Stage 2 | Lifetime ECL
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	6,166,747	10,267,926	7,627,398	5,394,381
Naranja ECL | Stage 3 | Lifetime ECL
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	11,417,316	16,495,593	16,362,737	$ 16,924,971
Naranja ECL | Gross Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	947,424,059	1,070,224,621	1,122,797,013
Naranja ECL | Gross Carrying amount | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	873,307,827	953,499,450	1,027,311,261
Naranja ECL | Gross Carrying amount | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	38,363,883	60,540,414	49,009,039
Naranja ECL | Gross Carrying amount | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	12,351,745	21,261,529	14,712,358
Naranja ECL | Gross Carrying amount | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	5,094,153	9,137,563	7,701,379
Naranja ECL | Gross Carrying amount | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	18,306,451	25,785,665	24,062,976
Naranja ECL | Gross Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	905,234,899	1,003,376,463
Naranja ECL | Gross Carrying amount | Stage 1 | 12-month ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	868,300,688	945,781,358
Naranja ECL | Gross Carrying amount | Stage 1 | 12-month ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	36,934,211	57,595,105
Naranja ECL | Gross Carrying amount | Stage 1 | 12-month ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	0
Naranja ECL | Gross Carrying amount | Stage 1 | 12-month ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	0
Naranja ECL | Gross Carrying amount | Stage 1 | 12-month ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	0
Naranja ECL | Gross Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	23,882,709	38,320,153
Naranja ECL | Gross Carrying amount | Stage 2 | Lifetime ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	5,007,139	6,214,800
Naranja ECL | Gross Carrying amount | Stage 2 | Lifetime ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,429,672	2,511,957
Naranja ECL | Gross Carrying amount | Stage 2 | Lifetime ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	12,351,745	20,810,875
Naranja ECL | Gross Carrying amount | Stage 2 | Lifetime ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	5,094,153	8,782,521
Naranja ECL | Gross Carrying amount | Stage 2 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	0
Naranja ECL | Gross Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	18,306,451	28,528,005
Naranja ECL | Gross Carrying amount | Stage 3 | Lifetime ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	1,503,292
Naranja ECL | Gross Carrying amount | Stage 3 | Lifetime ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	433,352
Naranja ECL | Gross Carrying amount | Stage 3 | Lifetime ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	450,654
Naranja ECL | Gross Carrying amount | Stage 3 | Lifetime ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	355,042
Naranja ECL | Gross Carrying amount | Stage 3 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	18,306,451	25,785,665
Naranja ECL | Net Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	904,824,305	1,018,940,272	1,064,365,557
Loss allowance	(42,599,754)	(51,284,349)	$ (58,431,456)
Naranja ECL | Net Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	880,219,208	978,855,633
Loss allowance	(25,015,691)	(24,520,830)
Naranja ECL | Net Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	17,715,962	28,052,227
Loss allowance	(6,166,747)	(10,267,926)
Naranja ECL | Net Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	6,889,135	12,032,412
Loss allowance	$ (11,417,316)	$ (16,495,593)